Shareholders' Equity (Details)							1 Months Ended								12 Months Ended
	Jul. 08, 2020 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) $ / shares shares	Mar. 09, 2020 USD ($) $ / shares shares	Feb. 12, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	Dec. 20, 2021 USD ($) $ / shares shares	Aug. 16, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 28, 2020 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Feb. 22, 2023 ₪ / shares	Nov. 28, 2013 shares
Shareholders' Equity (Details) [Line Items]
Par value (in New Shekels per share) | (per share)														₪ 5,000,000,000
Purchase aggregate warrant											228,192,286				375,197,640	377,947,640	228,192,286
Exercise price (in Dollars per share) | $ / shares	$ 0.08	$ 0.08				$ 0.11		$ 0.07
Ordinary share issued per share (in Dollars) | $					$ 2.625	$ 2.625
Issuance cost (in Dollars) | $						0.1
Gross proceeds (in Dollars) | $	$ 3,400,000	$ 8,000,000	$ 1,012,000			$ 2,400,000	$ 10,000,000	$ 10,000,000				$ 1,550,000	$ 1,550,000				$ 75,000
Issue of new unregistered warrants	25,582,500					22,278,540
Deemed dividend (in Dollars) | $						$ 715,000
Securities purchase agreement, description				the Company completed a public offering with certain institutional investors pursuant to which the Company issued and sold (i) 54,750,000 units, each unit consisting of one Ordinary share, and one warrant to purchase one Ordinary share, at a price of $ 0.05 per unit, and (ii) 45,250,020 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one Ordinary share and one warrant, at a price of $ 0.05 per pre-funded unit.
Gross proceeds from offering (in Dollars) | $				$ 5,000,000
Expiring date				Feb. 10, 2025
Ordinary shares issued			20,250,000						1,050,000
Increase authorized capital														1,000,000,000
Aggregate warrant												31,000,020	31,000,020
Sold an aggregate shares															5,947	5,947
Aggregate number of ADS percentage	7.50%
Warrants to purchase aggregate ADS shares	3,837,390
Exercise price (in Dollars per share) | $ / shares	$ 0.08
Ordinary shares											1,350,000					93,000,000
Total consideration amount (in Dollars) | $									$ 2,744,000	$ 2,744,000
Exchange services (in Dollars) | $									$ 68,000
Offering price (in Dollars per share) | $ / shares								$ 0.07
Pre-funded warrant (in Dollars per share) | $ / shares								$ 0.06
Aggregate number of ADS percentage (in Dollars) | $																$ 9,997,000
Issuance expenses (in Dollars) | $																$ 1,307,000
Ordinary shares issued															300
Initial exercise price per share (in Dollars per share) | $ / shares															$ 0.07
Stock issuance agreement, description							On December 20, 2021, the Company entered into a warrant exercise agreement (the “Exercise Agreement”) with an institutional investor who is the holder of certain existing warrants to purchase Company’s ordinary shares in a registered direct offering consummated in August 2021.
Aggregate shares							150,000,000
Exercise agreement description							The Private Placement Warrants will be immediately exercisable, will expire five years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants, and have an exercise price of $0.07 per Ordinary share. The Company also paid $875 in placement agent fees and issued unregistered placement agent warrants to purchase 10,500,000 Ordinary shares on the same terms as the warrant. Pursuant to the terms of the Exercise Agreements, the holder agreed to exercise the warrants while receiving a-120% warrants coverage, thereby creating a benefit to this warrant holder. As such, the Company recorded a deemed dividend in the amount of $ 2,590.
ADS [Member]
Shareholders' Equity (Details) [Line Items]
Purchase aggregate warrant					22,278,540	22,278,540										700,000
Exercise price (in Dollars per share) | $ / shares	$ 0.06						$ 0.07
Issue of new unregistered warrants	51,165,000	58,536,600
Warrants exercisable					1,559,498	1,559,498
Compensation warrant exercisable				7,500,000
Exercise prices (in Dollars per share) | $ / shares		$ 0.08		$ 0.0625
Ordinary per share issued (in Dollars per share) | $ / shares			$ 0.05
Aggregate warrant		8,780,490						150,000,000								57,000,000
Exercise price subject to adjustment (in Dollars per share) | $ / shares												$ 0.05	$ 0.05
Sold an aggregate shares		117,073,200						57,000,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 0.43
Gross proceeds (in Dollars) | $
Ordinary shares issued								93,000,000									1,350,000
Ordinary per share issued (in Dollars per share) | $ / shares		$ 0.07
Ordinary shares							180,000,000		50,926,830	50,926,830
Ordinary shares issued															10,500,000				35,000,000
Aggregate shares																1,050,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																$ 0.018
Minimum [Member] | ADS [Member]
Shareholders' Equity (Details) [Line Items]
Exercise prices (in Dollars per share) | $ / shares							$ 980,000
Private Placement Warrants [Member] | ADS [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 0.11
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Par value (in New Shekels per share) | ₪ / shares																		₪ 0.25